AST LARGE-CAP CORE PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Long-Term Investments — 99.4%
Common Stocks — 96.9%
Aerospace & Defense — 2.4%
Boeing Co. (The)*	5,800	$1,111,744
Howmet Aerospace, Inc.	75,473	3,490,626
L3Harris Technologies, Inc.	300	52,236
Lockheed Martin Corp.	1,379	563,956
Northrop Grumman Corp.	5,578	2,455,380
Textron, Inc.	10,100	789,214
		8,463,156
Air Freight & Logistics — 0.3%
FedEx Corp.	4,436	1,175,185
Automobiles — 1.5%
Ford Motor Co.	49,903	619,795
General Motors Co.	39,500	1,302,315
Tesla, Inc.*	13,253	3,316,166
		5,238,276
Banks — 3.0%
Bank of America Corp.	68,991	1,888,973
Citigroup, Inc.	24,060	989,588
Citizens Financial Group, Inc.	13,350	357,780
CNB Financial Corp.	2,966	53,714
JPMorgan Chase & Co.	22,733	3,296,740
Truist Financial Corp.	5,700	163,077
U.S. Bancorp	24,431	807,689
Wells Fargo & Co.	74,359	3,038,309
		10,595,870
Beverages — 2.3%
Celsius Holdings, Inc.*	2,400	411,840
Coca-Cola Co. (The)	74,774	4,185,848
Diageo PLC (United Kingdom)	28,986	1,068,659
PepsiCo, Inc.	8,972	1,520,216
Pernod Ricard SA (France)	6,357	1,058,377
		8,244,940
Biotechnology — 3.0%
AbbVie, Inc.	27,761	4,138,055
Amgen, Inc.	1,000	268,760
Biogen, Inc.*	4,510	1,159,115
Incyte Corp.*	4,000	231,080
Regeneron Pharmaceuticals, Inc.*	2,316	1,905,975
Vertex Pharmaceuticals, Inc.*	9,196	3,197,817
		10,900,802
Broadline Retail — 3.3%
Amazon.com, Inc.*	85,835	10,911,345
Coupang, Inc. (South Korea)*	50,800	863,600
		11,774,945
Building Products — 0.9%
Johnson Controls International PLC	27,827	1,480,674
Masco Corp.	14,744	788,067
Trane Technologies PLC	5,170	1,049,045
		3,317,786
	Shares	Value
Common Stocks (continued)
Capital Markets — 2.9%
Ameriprise Financial, Inc.	3,811	$1,256,411
Bank of New York Mellon Corp. (The)	28,527	1,216,677
BGC Group, Inc. (Class A Stock)	19,000	100,320
Charles Schwab Corp. (The)	11,356	623,444
Goldman Sachs Group, Inc. (The)	5,365	1,735,953
Hamilton Lane, Inc. (Class A Stock)	1,300	117,572
Intercontinental Exchange, Inc.	2,500	275,050
LPL Financial Holdings, Inc.	1,900	451,535
Moody’s Corp.	600	189,702
Morgan Stanley	24,490	2,000,098
Nasdaq, Inc.	19,383	941,820
S&P Global, Inc.	3,278	1,197,814
Virtu Financial, Inc. (Class A Stock)	24,400	421,388
		10,527,784
Chemicals — 1.5%
DuPont de Nemours, Inc.	18,139	1,352,988
Eastman Chemical Co.	7,432	570,183
Linde PLC	3,159	1,176,254
PPG Industries, Inc.	15,969	2,072,776
Sherwin-Williams Co. (The)	400	102,020
		5,274,221
Commercial Services & Supplies — 0.2%
Waste Management, Inc.	4,954	755,188
Communications Equipment — 0.5%
Cisco Systems, Inc.	25,376	1,364,214
Extreme Networks, Inc.*	17,200	416,412
		1,780,626
Construction & Engineering — 0.1%
Sterling Infrastructure, Inc.*	4,100	301,268
Construction Materials — 0.9%
Martin Marietta Materials, Inc.	1,600	656,768
Summit Materials, Inc. (Class A Stock)*	12,643	393,703
Vulcan Materials Co.	11,459	2,314,947
		3,365,418
Consumer Finance — 0.4%
American Express Co.	9,754	1,455,199
Consumer Staples Distribution & Retail — 0.9%
Costco Wholesale Corp.	2,815	1,590,362
Kroger Co. (The)	4,890	218,828
Target Corp.	9,671	1,069,322
Walmart, Inc.	1,400	223,902
		3,102,414
Containers & Packaging — 0.3%
Crown Holdings, Inc.	10,782	953,991
Distributors — 0.4%
Genuine Parts Co.(a)	5,500	794,090
LKQ Corp.	14,750	730,273
		1,524,363
Diversified Consumer Services — 0.1%
Frontdoor, Inc.*	14,400	440,496
A1

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Diversified Telecommunication Services — 0.5%
AT&T, Inc.	72,177	$1,084,098
Verizon Communications, Inc.	21,416	694,093
		1,778,191
Electric Utilities — 1.3%
NextEra Energy, Inc.	39,642	2,271,090
NRG Energy, Inc.	7,500	288,900
PG&E Corp.*	97,670	1,575,417
Xcel Energy, Inc.	12,024	688,014
		4,823,421
Electrical Equipment — 2.1%
AMETEK, Inc.	7,815	1,154,745
Eaton Corp. PLC	16,301	3,476,677
Emerson Electric Co.	13,600	1,313,352
EnerSys	2,700	255,609
Hubbell, Inc.	200	62,682
Vertiv Holdings Co.	30,800	1,145,760
		7,408,825
Electronic Equipment, Instruments & Components — 0.4%
TE Connectivity Ltd.	11,452	1,414,666
Energy Equipment & Services — 0.5%
Baker Hughes Co.	49,070	1,733,152
TETRA Technologies, Inc.*	7,200	45,936
		1,779,088
Entertainment — 1.0%
Electronic Arts, Inc.	15,249	1,835,980
Netflix, Inc.*	5,100	1,925,760
		3,761,740
Financial Services — 4.6%
Berkshire Hathaway, Inc. (Class B Stock)*	2,826	989,948
Cannae Holdings, Inc.*	10,600	197,584
Fidelity National Information Services, Inc.	19,000	1,050,130
Fiserv, Inc.*	13,794	1,558,170
FleetCor Technologies, Inc.*	200	51,068
Mastercard, Inc. (Class A Stock)	18,736	7,417,770
Payoneer Global, Inc.*	7,200	44,064
PayPal Holdings, Inc.*	11,200	654,752
Visa, Inc. (Class A Stock)(a)	19,833	4,561,788
		16,525,274
Food Products — 1.0%
Archer-Daniels-Midland Co.	16,477	1,242,695
Bunge Ltd.	536	58,022
Hain Celestial Group, Inc. (The)*	4,600	47,702
Hershey Co. (The)	1,000	200,080
Kraft Heinz Co. (The)	7,900	265,756
Mondelez International, Inc. (Class A Stock)	26,265	1,822,791
		3,637,046
	Shares	Value
Common Stocks (continued)
Gas Utilities — 0.1%
UGI Corp.	8,750	$201,250
Ground Transportation — 1.0%
Canadian Pacific Kansas City Ltd. (Canada)(a)	9,515	708,011
Norfolk Southern Corp.	6,331	1,246,764
Uber Technologies, Inc.*	32,939	1,514,865
		3,469,640
Health Care Equipment & Supplies — 2.2%
Abbott Laboratories	9,939	962,592
Baxter International, Inc.	23,558	889,079
Becton, Dickinson & Co.	6,569	1,698,284
Boston Scientific Corp.*	21,200	1,119,360
Enovis Corp.*	900	47,457
GE HealthCare Technologies, Inc.	4,800	326,592
Intuitive Surgical, Inc.*	2,800	818,412
Medtronic PLC	25,665	2,011,109
Zimmer Biomet Holdings, Inc.	1,350	151,497
		8,024,382
Health Care Providers & Services — 2.5%
Cardinal Health, Inc.	14,000	1,215,480
Cigna Group (The)	6,841	1,957,005
Elevance Health, Inc.	1,012	440,645
HealthEquity, Inc.*	4,000	292,200
Humana, Inc.	2,900	1,410,908
McKesson Corp.	100	43,485
UnitedHealth Group, Inc.	6,860	3,458,743
		8,818,466
Hotels, Restaurants & Leisure — 1.1%
Darden Restaurants, Inc.(a)	2,700	386,694
Hilton Worldwide Holdings, Inc.	2,838	426,211
Marriott International, Inc. (Class A Stock)	816	160,393
McDonald’s Corp.	8,584	2,261,369
Royal Caribbean Cruises Ltd.*	5,000	460,700
Starbucks Corp.	2,250	205,357
		3,900,724
Household Durables — 0.0%
Beazer Homes USA, Inc.*	5,400	134,514
Household Products — 1.5%
Colgate-Palmolive Co.	33,147	2,357,083
Kimberly-Clark Corp.	12,412	1,499,990
Procter & Gamble Co. (The)	10,523	1,534,885
		5,391,958
Independent Power & Renewable Electricity Producers — 0.3%
AES Corp. (The)	19,511	296,567
Vistra Corp.	27,500	912,450
		1,209,017
Industrial Conglomerates — 1.4%
3M Co.	13,350	1,249,827
General Electric Co.	14,200	1,569,810

A2

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Industrial Conglomerates (cont’d.)
Honeywell International, Inc.	11,271	$2,082,205
		4,901,842
Industrial REITs — 0.6%
Americold Realty Trust, Inc.	5,200	158,132
LXP Industrial Trust	23,700	210,930
Prologis, Inc.	15,971	1,792,106
		2,161,168
Insurance — 2.1%
American International Group, Inc.	4,733	286,820
Aon PLC (Class A Stock)	2,692	872,800
Assurant, Inc.	900	129,222
Axis Capital Holdings Ltd.	2,300	129,651
Chubb Ltd.	7,042	1,466,004
Genworth Financial, Inc. (Class A Stock)*	13,500	79,110
Loews Corp.	5,200	329,212
MetLife, Inc.	23,600	1,484,676
Progressive Corp. (The)	11,261	1,568,657
Unum Group	3,700	182,003
Willis Towers Watson PLC	4,752	992,978
		7,521,133
Interactive Media & Services — 6.3%
Alphabet, Inc. (Class A Stock)*	100,072	13,095,422
Alphabet, Inc. (Class C Stock)*	31,894	4,205,224
Meta Platforms, Inc. (Class A Stock)*	17,900	5,373,759
		22,674,405
IT Services — 0.9%
Accenture PLC (Class A Stock)	3,711	1,139,685
Akamai Technologies, Inc.*	9,600	1,022,784
Amdocs Ltd.	3,445	291,068
Cognizant Technology Solutions Corp. (Class A Stock)	5,800	392,892
International Business Machines Corp.	1,473	206,662
		3,053,091
Life Sciences Tools & Services — 1.4%
Agilent Technologies, Inc.	10,881	1,216,713
Danaher Corp.	4,729	1,173,265
ICON PLC*	6,463	1,591,514
Thermo Fisher Scientific, Inc.	1,577	798,230
West Pharmaceutical Services, Inc.	400	150,084
		4,929,806
Machinery — 0.9%
Caterpillar, Inc.	300	81,900
Deere & Co.	5,534	2,088,421
Fortive Corp.	11,235	833,188
Terex Corp.	5,500	316,910
		3,320,419
Media — 0.7%
Cable One, Inc.	1,106	680,898
	Shares	Value
Common Stocks (continued)
Media (cont’d.)
Comcast Corp. (Class A Stock)	44,130	$1,956,724
		2,637,622
Mortgage Real Estate Investment Trusts (REITs) — 0.0%
MFA Financial, Inc.	16,100	154,721
Multi-Utilities — 0.2%
Avista Corp.	9,500	307,515
Black Hills Corp.	6,000	303,540
		611,055
Oil, Gas & Consumable Fuels — 3.8%
Cheniere Energy, Inc.	300	49,788
Chevron Corp.	3,300	556,446
ConocoPhillips	39,440	4,724,912
Exxon Mobil Corp.	29,312	3,446,505
Marathon Petroleum Corp.	8,697	1,316,204
Peabody Energy Corp.	2,100	54,579
Phillips 66	8,900	1,069,335
Pioneer Natural Resources Co.	7,756	1,780,390
Valero Energy Corp.	4,100	581,011
		13,579,170
Passenger Airlines — 0.1%
United Airlines Holdings, Inc.*	12,700	537,210
Personal Care Products — 0.3%
Kenvue, Inc.	47,505	953,900
Pharmaceuticals — 4.4%
Bristol-Myers Squibb Co.	41,945	2,434,488
Elanco Animal Health, Inc.*	6,400	71,936
Eli Lilly & Co.	9,720	5,220,904
Johnson & Johnson	23,786	3,704,669
Merck & Co., Inc.	21,629	2,226,705
Pfizer, Inc.	25,074	831,705
Zoetis, Inc.	6,296	1,095,378
		15,585,785
Professional Services — 0.2%
Automatic Data Processing, Inc.	3,100	745,798
Residential REITs — 0.3%
Equity Residential	16,600	974,586
Semiconductors & Semiconductor Equipment — 7.6%
Advanced Micro Devices, Inc.*	7,210	741,332
Analog Devices, Inc.	13,190	2,309,437
Applied Materials, Inc.	10,725	1,484,876
ASML Holding NV (Netherlands) (XAMS)	1,541	907,264
ASML Holding NV (Netherlands) (XNGS)	440	259,011
Broadcom, Inc.	52	43,190
Intel Corp.	45,900	1,631,745
Lam Research Corp.	2,300	1,441,571
NVIDIA Corp.	27,638	12,022,254
NXP Semiconductors NV (China)	15,438	3,086,365
Photronics, Inc.*	22,750	459,778
QUALCOMM, Inc.	7,600	844,056
Skyworks Solutions, Inc.	4,000	394,360

A3

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
	Shares	Value
Common Stocks (continued)
Semiconductors & Semiconductor Equipment (cont’d.)
Texas Instruments, Inc.	9,312	$1,480,701
		27,105,940
Software — 11.6%
Adobe, Inc.*	2,687	1,370,101
Appfolio, Inc. (Class A Stock)*	2,000	365,260
Check Point Software Technologies Ltd. (Israel)*	12,171	1,622,151
Intuit, Inc.	3,983	2,035,074
Microsoft Corp.	91,163	28,784,717
NCR Corp.*	28,400	765,948
Oracle Corp.	15,551	1,647,162
Salesforce, Inc.*	15,718	3,187,296
ServiceNow, Inc.*	2,300	1,285,608
Teradata Corp.*	7,900	355,658
		41,418,975
Specialized REITs — 1.0%
American Tower Corp.	8,782	1,444,200
Equinix, Inc.	1,823	1,323,972
Rayonier, Inc.(a)	21,435	610,040
Weyerhaeuser Co.	10,675	327,295
		3,705,507
Specialty Retail — 1.8%
Duluth Holdings, Inc. (Class B Stock)*(a)	36,903	221,787
Home Depot, Inc. (The)	5,765	1,741,953
Lowe’s Cos., Inc.	10,411	2,163,822
Petco Health & Wellness Co., Inc.*(a)	30,300	123,927
TJX Cos., Inc. (The)	11,191	994,656
Tractor Supply Co.(a)	3,445	699,507
Ulta Beauty, Inc.*	700	279,615
Urban Outfitters, Inc.*	3,800	124,222
		6,349,489
Technology Hardware, Storage & Peripherals — 5.7%
Apple, Inc.	109,538	18,754,001
Hewlett Packard Enterprise Co.	65,500	1,137,735
Seagate Technology Holdings PLC(a)	5,672	374,068
		20,265,804
Textiles, Apparel & Luxury Goods — 0.5%
G-III Apparel Group Ltd.*	2,100	52,332
Lululemon Athletica, Inc.*	1,200	462,732
LVMH Moet Hennessy Louis Vuitton SE (France)	1,566	1,182,065
		1,697,129
Trading Companies & Distributors — 0.0%
Boise Cascade Co.	800	82,432
Wireless Telecommunication Services — 0.1%
T-Mobile US, Inc.*	3,300	462,165

Total Common Stocks (cost $330,795,148)		346,899,282
	Shares	Value

Unaffiliated Exchange-Traded Funds — 2.5%
iShares Core S&P 500 ETF	12,934	$5,554,248
SPDR S&P 500 ETF Trust	4,407	1,883,904
Vanguard Dividend Appreciation ETF	10,455	1,624,498

Total Unaffiliated Exchange-Traded Funds (cost $9,245,170)		9,062,650

Total Long-Term Investments (cost $340,040,318)		355,961,932
Short-Term Investments — 2.5%
Affiliated Mutual Funds — 2.5%
PGIM Core Government Money Market Fund(wb)	731,835	731,835
PGIM Institutional Money Market Fund (cost $8,101,470; includes $8,062,425 of cash collateral for securities on loan)(b)(wb)	8,106,279	8,101,416

Total Affiliated Mutual Funds (cost $8,833,305)		8,833,251

Interest Rate	Maturity Date	Principal Amount (000)#
U.S. Treasury Obligation(k)(n) — 0.0%
U.S. Treasury Bills
5.346%	12/14/23	150	148,387
(cost $148,375)

Total Short-Term Investments (cost $8,981,680)				8,981,638

TOTAL INVESTMENTS—101.9% (cost $349,021,998)				364,943,570

Liabilities in excess of other assets(z) — (1.9)%				(6,945,599)

Net Assets — 100.0%				$357,997,971

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
ETF	Exchange-Traded Fund
REITs	Real Estate Investment Trust
S&P	Standard & Poor’s
SPDR	Standard & Poor’s Depositary Receipts
XAMS	Amsterdam Stock Exchange
XNGS	NASDAQ Global Select Exchange

A4

AST LARGE-CAP CORE PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2023 (unaudited)
*	Non-income producing security.
#	Principal amount is shown in U.S. dollars unless otherwise stated.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $7,888,201; cash collateral of $8,062,425 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(k)	Represents security, or a portion thereof, segregated as collateral for centrally cleared/exchange-traded derivatives.
(n)	Rate shown reflects yield to maturity at purchased date.
(wb)	Represents an investment in a Fund affiliated with the Manager.
(z)	Includes net unrealized appreciation/(depreciation) and/or market value of the below holdings which are excluded from the Schedule of Investments:
Futures contracts outstanding at September 30, 2023:
Number of Contracts	Type	Expiration Date	Current Notional Amount	Value / Unrealized Appreciation (Depreciation)
Long Position:
3	S&P 500 E-Mini Index	Dec. 2023	$648,825	$(28,883)
Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
A5